VIRTUS AllianzGI Emerging Markets Consumer Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—99.0%
Brazil—2.2%
Banco do Brasil SA	14,800	$96
Cyrela Brazil Realty SA Empreendimentos e Participacoes	5,200	25
Qualicorp Consultoria e Corretora de Seguros SA	3,700	21
Sao Martinho SA	8,200	59
		201

Canada—0.9%
Manulife Financial Corp.	4,194	83
China—37.6%
Alibaba Group Holding Ltd.(1)	16,400	465
Baidu, Inc. Sponsored ADR(1)	408	83
Bilibili, Inc. Sponsored ADR(1)	501	61
China Galaxy Securities Co. Ltd. Class A	77,796	130
China Merchants Bank Co., Ltd. Class H	38,000	324
Chlitina Holding Ltd.	4,000	30
Geely Automobile Holdings Ltd.	12,000	38
Great Wall Motor Co. Ltd. Class H	9,000	29
Greenland Holdings Corp. Ltd. Class A	38,785	33
Hisense Home Appliances Group Co. Ltd. Class H	14,000	19
JD.com, Inc. ADR(1)	4,412	352
JD.com, Inc. Class A(1)	1,200	47
Lenovo Group Ltd.	140,000	161
Luzhou Laojiao Co. Ltd. Class A	2,441	89
Meituan Class B(1)	2,500	103
NetEase, Inc.	2,200	50
New Oriental Education & Technology Group, Inc. Sponsored ADR(1)	2,084	17
NIO, Inc. ADR(1)	629	34
Ping An Insurance Group Co. of China Ltd. Class H	7,500	74
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,500	111
Shenzhou International Group Holdings Ltd.	3,500	88
Tencent Holdings Ltd.	6,700	504
Tsingtao Brewery Co. Ltd. Class H	8,000	86
Wuliangye Yibin Co., Ltd. Class A	2,201	102
Wuxi Biologics Cayman, Inc.(1)	9,000	165
Xiaomi Corp. Class B(1)	19,600	68
	Shares	Value

China—continued
Zhejiang Semir Garment Co. Ltd. Class A	69,800	$129
Zhongsheng Group Holdings Ltd.	6,500	54
		3,446

Cyprus—0.5%
TCS Group Holding plc GDR	520	46
Denmark—0.9%
Pandora A/S	580	78
Germany—3.3%
Daimler AG Registered Shares	3,399	303
Hong Kong—0.9%
Yue Yuen Industrial Holdings Ltd.(1)	34,500	85
India—4.8%
Apollo Tyres Ltd.(1)	14,817	45
Bajaj Auto Ltd.(1)	664	37
HDFC Bank Ltd. ADR(1)	2,861	209
LIC Housing Finance Ltd.	11,915	75
Reliance Industries Ltd.	2,486	71
		437

Indonesia—0.5%
Indofood Sukses Makmur Tbk PT	76,600	33
Media Nusantara Citra Tbk PT(1)	266,300	17
		50

Mexico—0.4%
Gruma SAB de CV Class B	3,145	35
Philippines—0.2%
Globe Telecom, Inc.	530	20
Poland—0.4%
Dino Polska SA(1)	462	34
Russia—1.2%
Mobile TeleSystems PJSC Sponsored ADR	12,361	114
Singapore—0.3%
IGG, Inc.	23,000	30
South Africa—1.0%
Absa Group Ltd.(1)	5,911	56
Naspers Ltd. Class N	182	38
		94

South Korea—21.3%
CJ CheilJedang Corp.	330	135
Hana Financial Group, Inc.	7,724	316
	Shares	Value

South Korea—continued
Hankook Tire & Technology Co. Ltd.	2,722	$125
Hotel Shilla Co. Ltd.	332	29
Kakao Corp.	1,555	225
Kia Corp.	2,055	163
KIWOOM Securities Co. Ltd.	528	61
LG Electronics, Inc.	1,316	191
NAVER Corp.	264	98
Samsung Electronics Co., Ltd.	8,439	605
		1,948

Switzerland—1.9%
Roche Holding AG	453	171
Taiwan—13.7%
Asustek Computer, Inc.	18,000	240
Chicony Electronics Co. Ltd.	8,000	23
Chong Hong Construction Co. Ltd.	13,000	37
CTBC Financial Holding Co., Ltd.	181,000	148
First Financial Holding Co. Ltd.	75,690	62
Fubon Financial Holding Co., Ltd.	113,000	300
Lite-On Technology Corp.	51,000	105
Primax Electronics Ltd.	49,000	100
Qisda Corp.	67,000	74
Quanta Computer, Inc.	24,000	75
Yuanta Financial Holding Co., Ltd.	91,000	88
		1,252

Thailand—0.9%
Charoen Pokphand Foods PCL	30,100	25
Sri Trang Gloves Thailand PCL	41,600	54
		79

Turkey—0.6%
Arcelik AS	9,486	32
Turkcell Iletisim Hizmetleri AS	13,837	26
		58

United States—5.5%
Apple, Inc.	1,672	229
Microsoft Corp.	645	175
See Notes to Schedule of Investments

VIRTUS AllianzGI Emerging Markets Consumer Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021
($ reported in thousands)
	Shares	Value

United States—continued
Thermo Fisher Scientific, Inc.	201	$101
		505

Total Common Stocks (Identified Cost $6,003)		9,069

Total Long-Term Investments—99.0% (Identified Cost $6,003)		9,069

	Shares	Value

Short-Term Investment—0.9%
Money Market Mutual Fund—0.9%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	81,690	$82
Total Short-Term Investment (Identified Cost $82)		82

TOTAL INVESTMENTS—99.9% (Identified Cost $6,085)		$9,151
Other assets and liabilities, net—0.1%		9
NET ASSETS—100.0%		$9,160

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Foreign Currencies:
USD	United States Dollar
ZAR	South African Rand

Country Weightings†
China	38%
South Korea	21
Taiwan	14
United States	7
India	5
Germany	3
Brazil	2
Other	10
Total	100%
† % of total investments as of June 30, 2021.
Forward foreign currency exchange contracts as of June 30, 2021 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	80	USD	6	State Street Global Markets LLC	07/01/21	$—	$(—)(1)
Total						$—	$—(1)

Footnote Legend:
(1)	Amount is less than $500.
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$9,069	$9,069
Money Market Mutual Fund	82	82
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	—	—(1)
Total Investments	$9,151	$9,151

(1)	Amount is less than $500.
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at June 30, 2021.
There were no transfers into or out of Level 3 related to securities held at June 30, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI EMERGING MARKETS CONSUMER FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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